File No. 333-11351
                                                Rule 497(e)


     LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND
(formerly named Stein Roe Institutional Floating Rate Income Fund)

             Supplement to November 20, 1998 Prospectus
                      _________________________

The name of Stein Roe Institutional Floating Rate Income Fund has changed to Liberty-Stein Roe Institutional Floating Rate Income
Fund.

              This Supplement is Dated November 8, 1999


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     LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND
(formerly named Stein Roe Institutional Floating Rate Income Fund)

           Supplement to November 20, 1998 Statement of
                      Additional Information
                     _________________________

The name of Stein Roe Institutional Floating Rate Income Fund has changed to Liberty-Stein Roe Institutional Floating Rate Income
Fund effective October 18, 1999.

                This Supplement is Dated November 8, 1999